Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,
	2023	2022
	USD thousands

Balance in USD	14,007	11,902
Balance in other currencies	482	3,128
Total cash and cash equivalents	14,489	15,030